Investment Strategy - VanEck Real Assets ETF	Feb. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	The first sentence of the first paragraph of the “Summary Information – Principal Investment Strategies” and “Additional Information about the Fund’s Investment Strategies and Risks – Principal Investment Strategies” sections of the Fund’s Prospectus and the “Principal Investment Strategies” section of the Fund’s Summary Prospectus is hereby deleted and replaced with the following:
Strategy Narrative [Text Block]	The Adviser uses a proprietary quantitatively driven investment process that considers various inputs to guide asset allocation decisions and select real asset investments. The process uses various quantitative indicators to generate allocation signals among real asset investments. These signals are used as an input to guide which investments to allocate to.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in equity securities and exchange traded products that provide exposure to real assets.